Income taxes (Details) - Schedule of federal and provincial corporate tax rates to income before tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Federal And Provincial Corporate Tax Rates To Income Before Tax Abstract
Loss before income tax	$ (16,515,389)	$ (8,563,473)
Statutory income tax rate	27.00%	27.00%
Expected income tax expense (recovery)	$ (4,459,155)	$ (2,312,138)
Increase (decrease) resulting from:
Change in unrecognized temporary differences	2,949,101	1,800,688
Permanent differences	1,159,884	433,595
Effect of tax rates in foreign jurisdictions	146,727	77,855
Share issue costs	201,740
Prior period adjustments	1,703
Income tax expense (recovery)